Computation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Numerator:
Net income attributable to common shareholders									$ 948,427	$ 1,151,823	$ 1,049,130
Denominator:
Basic - weighted-average common shares									149,218,257	151,222,033	161,125,869
Increase in weighted-average common shares from dilutive effect of stock-based awards									2,369,774	3,442,477	3,672,352
Diluted - weighted-average common shares, assuming exercise of stock-based awards									151,588,031	154,664,510	164,798,221
Basic earnings per share									$ 6.36	$ 7.62	$ 6.51
Diluted earnings per share	$ 1.78	$ 1.68	$ 1.19	$ 1.57	$ 1.96	$ 2.01	$ 1.56	$ 1.91	$ 6.26	$ 7.45	$ 6.37